Recoverable taxes - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Tax Receivables and Payables [Line Items]
IRPJ/CSLL – prepayments and withheld taxes		R$ 384,508	R$ 227,464
PIS/COFINS – on acquisitions of property, plant and equipment		180,090	187,126
PIS/COFINS – operations		825,425	789,667
PIS/COFINS – exclusions from ICMS		381,972	405,407
ICMS – on acquisitions of property, plant and equipment		476,117	471,825
ICMS – operations		1,678,217	1,654,162
Reintegra program		78,743	70,610
Recoverable Taxes, Other Taxes and Contributions		77,666	64,444
Provision for Impairment of Value Added Tax on Sales and Services credits	R$ (1,627,727)	(1,627,727)	(1,581,961)	R$ (1,452,435)
Tax Assets		2,455,011	2,288,744
Recoverable taxes		1,412,040	1,109,619
Recoverable taxes		R$ 1,042,971	R$ 1,179,125